Investments in Real Estate - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Mar. 17, 2021	Jun. 30, 2021	Dec. 31, 2020
Land		$ 15,446	$ 2,490
Building and Improvements		248,930	124,121
In-Place Leases		25,008	0
Other Assets		1,718	598
Security Deposits Payable		(5,431)	(1,594)
Tenant Improvements Payable		(807)	0
Accounts Payable, Accrued Expenses and Other Liabilities		$ (1,895)	$ (659)
Merger with Target [Member]
Land	$ 9,248
Building and Improvements	78,523
In-Place Leases	25,595
Cash	64,355
Other Assets	154
Security Deposits Payable	(1,658)
Tenant Improvements Payable	(4,384)
Accounts Payable, Accrued Expenses and Other Liabilities	(2,015)
Total purchase price, including transaction costs	$ 169,818